Marketable securities	6 Months Ended
Jun. 30, 2019
Marketable Securities [Abstract]
Marketable securities
Marketable securities
We hold investments in certain marketable securities which we record at fair value and recognize any changes directly in net income. The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Seadrill Partners - Common units	9	45
Archer	13	12
Total marketable securities	22	57

The below table shows the gain and losses recognized through net income for the periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Seadrill Partners - Common units	(13)	19	(36)	(5)
Archer	(1)	6	1	2
Total (loss)/gain on marketable securities	(14)	25	(35)	(3)